INVESTMENT PROPERTY OPERATING EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF RENTAL PROPERTY OPERATING EXPENSES

Rental property operating expenses were as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Repair and maintenance	$759,555	$604,040	$1,446,463	$1,215,237
Utilities	98,550	98,705	281,403	216,240
Insurance	118,265	88,512	222,475	173,138
Property management	71,881	59,178	134,067	113,800
Real estate taxes	237,500	218,257	390,834	429,350
Expected credit loss adjustments	13,112	(46,818)	24,081	(99,776)
Other property related expenses	409,233	260,914	740,567	591,598
Total	$1,708,096	$1,282,788	$3,239,890	$2,639,587

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF RENTAL PROPERTY OPERATING EXPENSES

Rental property operating expenses were as follows:

	Year ended December 31,
	2023	2022	2021

Repair and maintenance	$2,351,598	$1,661,900	$1,234,863
Property management	1,062,320	1,072,509	783,495
Real estate taxes	731,261	357,457	333,613
Adjustment for expected credit losses	(87,723)	1,470,990	1,062,133
Other property related expenses	1,085,494	844,583	673,261
Total	$5,142,950	$5,407,439	$4,087,365